Property and Equipment (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 600,300	$ 823,000	$ 364,000
Cost of Goods Sold, Depreciation	285,000	446,000	321,000
Other General and Administrative Expense	70,100
Research Development Trials Studies Expenses	245,200
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,018,619	1,374,928	641,050
Medical equipment [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		902,000	521,000
Centrifuges [Member]
Property, Plant and Equipment, Disposals		$ 554,000	$ 48,000